Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2018
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
	December 31,
	2017	2018

Net assets, excluding cash acquired	$(1,822)	$306
Intangible assets	1,149	23
Goodwill	1,723	259

Total assets acquired net of acquired cash	$1,050	$588

Comblack IT Ltd. [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$(405)
Redeemable non-controlling interest	(989)
Intangible assets	1,249
Goodwill	1,966

Total assets acquired net of acquired cash	$1,821

Infinigy Solutions LLC [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$1,182
Redeemable Non-controlling interest	(3,590)
Intangible assets	3,675
Goodwill	5,260

Total assets acquired net of acquired cash	$6,527

Roshtov Software Industries Ltd [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$15
Redeemable Non-controlling interest	(14,012)
Intangible assets	22,439
Deferred tax liability	(5,610)
Goodwill	17,718

Total assets acquired net of acquired cash	$20,550

Shavit Software Ltd [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$533
Intangible assets	3,489
Deferred tax liability	(871)
Goodwill	3,685

Total assets acquired net of acquired cash	$6,836